28. Financial instruments and risk management (Details 4) - BRL (R$) R$ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about financial instruments [line items]
Suppliers - Forfeiting	R$ 365,696	R$ 78,416
Liquidity Risk [Member]
Disclosure of detailed information about financial instruments [line items]
Short and long-term debt	7,084,467	7,105,667
Suppliers	1,523,952	1,471,150
Suppliers - Forfeiting	365,696	78,416
Derivative liabilities	409,662	34,457
Operating leases	271,485	139,110
Liquidity risk	9,655,262	8,828,800
Liquidity Risk [Member] | Current [Member]
Disclosure of detailed information about financial instruments [line items]
Short and long-term debt	903,492	369,496
Suppliers	1,403,793	1,245,352
Suppliers - Forfeiting	365,696	78,416
Derivative liabilities	95,773	34,457
Operating leases	135,799	28,387
Liquidity risk	2,904,553	1,756,108
Liquidity Risk [Member] | 6 to 12 Months [Member]
Disclosure of detailed information about financial instruments [line items]
Short and long-term debt	319,832	793,376
Suppliers	22	3,772
Suppliers - Forfeiting	0	0
Derivative liabilities	99,671	0
Operating leases	0	0
Liquidity risk	419,525	797,148
Liquidity Risk [Member] | 1 to 5 Years [Member]
Disclosure of detailed information about financial instruments [line items]
Short and long-term debt	2,856,625	2,651,018
Suppliers	120,137	222,026
Suppliers - Forfeiting	0	0
Derivative liabilities	214,218	0
Operating leases	135,686	110,723
Liquidity risk	3,326,666	2,983,767
Liquidity Risk [Member] | More than 5 years
Disclosure of detailed information about financial instruments [line items]
Short and long-term debt	3,004,518	3,291,777
Suppliers	0	0
Suppliers - Forfeiting	0	0
Derivative liabilities	0	0
Operating leases	0	0
Liquidity risk	R$ 3,004,518	R$ 3,291,777